Biological assets (Details) - ARS ($) $ in Millions		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Reconciliation of changes in biological assets [abstract]
As of beginning of period		$ 1,230	$ 1,049
Purchases		151	49
Changes by transformation
Initial recognition and changes in fair value of biological assets	[1]	1,016	104
Decrease due to harvest		(3,181)	(1,900)
Sales		(355)	(175)
Consumptions		(5)	(5)
Addition			108
Costs for the period / year		2,672	1,995
Foreign exchange gain		285	5
As of end of period		1,813	1,230
Agricultural Business [Member] | Non-Current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		671	497
Purchases
As of end of period		900	671
Agricultural Business [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		559	552
Purchases
As of end of period		913	559
Agricultural Business [Member] | Sown Land-crops [Member] | Level 1 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		42	23
Purchases
Changes by transformation		(42)	(23)
Initial recognition and changes in fair value of biological assets	[1]	(64)	(83)
Decrease due to harvest
Sales
Consumptions
Addition
Costs for the period / year		117	123
Foreign exchange gain		6	2
As of end of period		59	42
Agricultural Business [Member] | Sown Land-crops [Member] | Level 1 [Member] | Non-Current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Purchases
As of end of period
Agricultural Business [Member] | Sown Land-crops [Member] | Level 1 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		42	23
Purchases
As of end of period		59	42
Agricultural Business [Member] | Sown Land-crops [Member] | Level 3 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		243	355
Purchases
Changes by transformation		42	23
Initial recognition and changes in fair value of biological assets	[1]	771	135
Decrease due to harvest		(2,326)	(1,529)
Sales
Consumptions
Addition
Costs for the period / year		1,454	1,257
Foreign exchange gain		80	2
As of end of period		264	243
Agricultural Business [Member] | Sown Land-crops [Member] | Level 3 [Member] | Non-Current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Purchases
As of end of period
Agricultural Business [Member] | Sown Land-crops [Member] | Level 3 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		243	355
Purchases
As of end of period		264	243
Agricultural Business [Member] | Sugarcane Fields [Member] | Level 3 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		175	97
Purchases
Changes by transformation
Initial recognition and changes in fair value of biological assets	[1]	238	46
Decrease due to harvest		(855)	(371)
Sales
Consumptions
Addition			96
Costs for the period / year		768	309
Foreign exchange gain		125	(2)
As of end of period		451	175
Agricultural Business [Member] | Sugarcane Fields [Member] | Level 3 [Member] | Non-Current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Purchases
As of end of period
Agricultural Business [Member] | Sugarcane Fields [Member] | Level 3 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		175	97
Purchases
As of end of period		451	175
Agricultural Business [Member] | Breeding Cattle And Cattle For Sale [Member] | Level 2 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		705	507
Purchases		88	47
Changes by transformation
Initial recognition and changes in fair value of biological assets	[1]	114	85
Decrease due to harvest
Sales		(287)	(152)
Consumptions		(3)	(1)
Addition			12
Costs for the period / year		283	204
Foreign exchange gain		74	3
As of end of period		974	705
Agricultural Business [Member] | Breeding Cattle And Cattle For Sale [Member] | Level 2 [Member] | Non-Current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		607	432
Purchases
As of end of period		875	607
Agricultural Business [Member] | Breeding Cattle And Cattle For Sale [Member] | Level 2 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		98	75
Purchases
As of end of period		99	98
Agricultural Business [Member] | Dairy Cattle [Member] | Level 2 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		40	49
Purchases
Changes by transformation
Initial recognition and changes in fair value of biological assets	[1]	(39)	(80)
Decrease due to harvest
Sales		(43)	(23)
Consumptions
Addition
Costs for the period / year		42	94
Foreign exchange gain
As of end of period			40
Agricultural Business [Member] | Dairy Cattle [Member] | Level 2 [Member] | Non-Current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		40	49
Purchases
As of end of period			40
Agricultural Business [Member] | Dairy Cattle [Member] | Level 2 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Purchases
As of end of period
Agricultural Business [Member] | Other Cattle [Member] | Level 2 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		15	11
Purchases		63	2
Changes by transformation
Initial recognition and changes in fair value of biological assets	[1]	(4)	1
Decrease due to harvest
Sales		(24)
Consumptions			(3)
Addition
Costs for the period / year		6	4
Foreign exchange gain
As of end of period		56	15
Agricultural Business [Member] | Other Cattle [Member] | Level 2 [Member] | Non-Current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		14	9
Purchases
As of end of period		16	14
Agricultural Business [Member] | Other Cattle [Member] | Level 2 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		1	2
Purchases
As of end of period		40	1
Agricultural Business [Member] | Others [Member] | Level 1 [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		10	7
Purchases
Changes by transformation
Initial recognition and changes in fair value of biological assets	[1]
Decrease due to harvest
Sales		(1)
Consumptions		(2)	(1)
Addition
Costs for the period / year		2	4
Foreign exchange gain
As of end of period		9	10
Agricultural Business [Member] | Others [Member] | Level 1 [Member] | Non-Current (Production) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period		10	7
Purchases
As of end of period		9	10
Agricultural Business [Member] | Others [Member] | Level 1 [Member] | Current (Consumable) [Member]
Reconciliation of changes in biological assets [abstract]
As of beginning of period
Purchases
As of end of period

[1]	Biological assets with a production cycle of more than one year (that is, cattle) generated "Initial recognition and changes in fair value of biological assets" amounting to Ps. 71 and Ps. 6 for the fiscal years ended June 30, 2018 and 2017, respectively. For the fiscal years ended June 30, 2018 and 2017, amounts of Ps. 81 and Ps. 93, was attributable to price changes, and amounts of Ps. (10) and Ps. (87), was attributable to physical changes generated by production result, respectively.